Borrowings (Tables)	12 Months Ended
Jun. 30, 2021
Financial Instruments [Abstract]
Disclosure of Terms and Debt Repayment Schedule

Summary of facilities' terms
	Commenced	Tenor (Years)	Matures	Secured	Security	Interest payment basis	Interest charge	Repayment term	Repaid
Existing
R2 billion facility	November 2018	Four	November 2022	Yes	Cession and pledge of operating subsidiaries' shares and claims	Variable			n/a
- R600 million term loan							JIBAR + 2.9%	Eight equal quarterly instalments starting from February 2021 with the final instalment on maturity
- R1.4 billion revolving credit facility							JIBAR + 2.8%	On maturity

US$400 million facility	September 2019	Three	September 2023[1]	Yes	Cession and pledge of operating subsidiaries' shares and claims	Variable		On maturity	n/a
- US$200 million revolving credit facility		Extendable by 1 year					LIBOR + 2.9%
- US$200 million term loan							LIBOR + 3.1%

US$24 million Westpac loan	July 2018	Four	July 2022	Yes	Cession and pledge of vehicles and machinery	Variable	LIBOR + 3.2%	Quarterly instalments	n/a

Matured
US$350 million facility	July 2017	Three	July 2020	Yes	Cession and pledge of operating subsidiaries' shares and claims	Variable		On maturity	October 2019
- US$175 million revolving credit facility							LIBOR + 3.00%
- US$175 million term loan							LIBOR + 3.15%

US$200 million bridge loan	June 2020	One	June 2021	Yes	Cession and pledge of operating subsidiaries' shares and claims	Variable		On maturity	July 2020[2]
						First 6 months	LIBOR + 1.80%
						Next 3 months	LIBOR + 2.40%
						Last 3 months	LIBOR + 3.00%

[1]The syndicate of lenders for the US$400 million facility agreed to the one year extension during July 2020, extending the maturity date to September 2023.
[2]This facility was cancelled on 6 July 2020 with no drawdowns having been made.

Disclosure of Interest Bearing Borrowings
Interest bearing borrowings

	SA Rand
Figures in million	2021	2020
Non-current borrowings
R2 billion facility	153	1 351
Balance at beginning of year	1 351	1 489
Draw down	—	1 100
Repayments	(1 050)	(1 100)
Transferred to current liabilities	(150)	(150)
Amortisation of issue cost	2	12

Westpac fleet loan	22	132
Balance at beginning of year	132	194
Repayments	(96)	(96)
Transferred from/(to) current liabilities	18	(16)
Translation	(32)	50

US$350 million facility	—	—
Balance at beginning of year	—	4 143
Repayments	—	(4 465)
Amortisation of issue costs	—	24
Translation	—	298

US$400 million facility	2 799	5 980
Balance at beginning of year	5 980	—
Draw down	—	5 441
Issue cost	(11)	(95)
Repayments	(2 347)	—
Amortisation of issue costs	39	12
Translation	(862)	622

Total non-current borrowings	2 974	7 463
32     BORROWINGS continued
Interest bearing borrowings continued

	SA Rand
Figures in million	2021	2020
Current borrowings
R2 billion facility	300	150
Balance at beginning of year	150	—
Transferred from non-current liabilities	150	150
Westpac fleet loan	87	105
Balance at beginning of year	105	89
Transferred from/(to) non-current liabilities	(18)	16

Total current borrowings	387	255
Total interest-bearing borrowings	3 361	7 718

	SA Rand
Figures in million	2021	2020
The maturity of borrowings is as follows:
Current	387	255
Between one to two years	175	405
Between two to three years	2 799	7 058
	3 361	7 718

SA Rand
Figures in million	2021	2020
Undrawn committed borrowing facilities
Expiring within one year	—	—
Expiring after one year	4 254	1 366
	4 254	1 366

Disclosure of Effective Interest Rates

	2021	2020
Effective interest rates (%)
R2 billion facility	6.6	9.3
Westpac fleet loan	3.4	4.4
US$400 million facility	4.0	3.7
US$350 million facility	—	5.6